Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Funds Global Growth Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.64% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and industrials saw returns surpassing those of U.S. equities overall. Consumer discretionary, real estate and health care holdings were also additive, though below domestic equities’ return.
Within fixed income holdings, the negative impacts of emerging markets debt, U.S. Treasuries and exposure to forwards outweighed the positive impacts of high-yield and government-related bonds. While remaining positive, the fund’s holdings in overseas equities also detracted from the broader portfolio’s return due to the negative impact of materials, health care and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Global Growth Portfolio — Class 4 2	13.64%	8.13%	8.60%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	8.93%
1
Class 4 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 72,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 72
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	79.99%
Growth-and-income funds	20.10%
Other assets less liabilities	(0.09	) %
Total	100.00%

American Funds Growth and Income Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.37% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer-term yields rose.
The portfolio’s domestic equity holdings, driven by information technology, communication services and financials sectors, offered positive returns for the fiscal year. Likewise, consumer discretionary and utilities sectors saw returns surpassing those of U.S. equities overall. Industrials and consumer staples holdings were also additive, though below domestic equities’ return.
Bond holdings saw lower returns than the portfolio overall, but they continue to offer opportunities for income and stability. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, health care and real estate holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Growth and Income Portfolio — Class 4 2	12.37%	7.19%	7.03%
S&P 500 Index 3	25.02%	14.53%	13.23%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.30%
MSCI ACWI ex USA Index 3	5.53%	4.10%	4.09%
American Funds Insurance Series Growth and Income Portfolio Series Custom Index 3	11.23%	6.63%	6.78%
1
Class 4 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 389,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 389
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	39.90%
Fixed income funds	30.34%
Equity-income funds	9.94%
Growth funds	9.94%
Asset allocation funds	5.03
Balanced funds	4.93%
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds Managed Risk Growth Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 13.84% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities contributed significantly to the fund’s return for the period, with communication services, information technology and utilities sectors being particularly additive. Likewise, financials and consumer discretionary saw returns surpassing those of U.S. equities overall. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
Conversely, bond holdings detracted somewhat from the broader portfolio’s return while remaining positive. International equities detracted from the broader portfolio’s return mostly due to the negative impact of utilities, materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urns
	1 year	5 years	Since inception 1
Managed Risk Growth Portfolio — Class P2 2	13.84%	5.74%	6.02%
S&P 500 Index 3	25.02%	14.53%	13.23%
S&P 500 Managed Risk Index - Moderate 3	16.42%	8.27%	7.89%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,798,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,798
Total number of portfolio holdings	33
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by fu nd type (percent of net assets) *Includes derivatives.
American Funds Managed Risk Growth and Income Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth and Income Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 12.26% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, driven by information technology, communication services and financials sectors, offered positive returns for the fiscal year. Likewise, consumer discretionary and utilities sectors saw returns surpassing those of U.S. equities overall. Industrials and consumer staples holdings were also additive, though below domestic equities’ return. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
Bond holdings saw lower returns than the portfolio overall, but they continue to offer opportunities for income and stability, as well as risk management. Investments in overseas equities detracted somewhat from the broader portfolio’s return but remained positive. Within overseas equities, materials, health care and real estate holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Managed Risk Growth and Income Portfolio — Class P2 2	12.26%	4.39%	5.04%
S&P 500 Index 3	25.02%	14.53%	13.23%
S&P 500 Managed Risk Index - Moderate 3	16.42%	8.27%	7.89%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,351,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,351
Total number of portfolio holdings	36
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Managed Risk Global Allocation Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Global Allocation Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 8.05% for the year ended December 31, 2024. That result compares with a 12.17% gain for the S&P Global LargeMidCap Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K.’s economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth coupled with inflation.
Domestic equities contributed significantly to the fund’s return for the period, with information technology, communication services, financials and utilities being particularly additive. Likewise, consumer discretionary and industrials saw returns above those of U.S. equities overall. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection.
Within fixed income, the fund's exposure to emerging markets debt, government-related bonds and U.S. Treasuries detracted from the contributions from high-yield bonds, corporate debt and municipal bonds, while international equities detracted from the broader portfolio’s return due to the negative impact of materials, healthcare and utilities holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Managed Risk Global Allocation Portfolio — Class P2 2	8.05%	2.31%	3.63%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	8.93%
S&P Global LargeMidCap Managed Risk Index - Moderate 3	12.17%	6.00%	5.66%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Global LargeMidCap Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Global LargeMidCap Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 364,104,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 381,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 364,104
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	$ 381
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds IS 2070 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund
costs
for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized
.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 1 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 1 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized
.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 1A 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 1A shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were
the
fund
costs
for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 2 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 2 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the
fund
costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 4 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 4 shares were first offered
on
May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2065 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 52,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2065 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1A 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 52,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2065 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the la s t year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average ann
ua
l total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 2 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 52,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund stat isti cs
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund t yp e (percent of net assets)
American Funds IS 2065 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 4 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 52,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio ho ldings by fund type (percent of net assets)
American Funds IS 2060 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.62% for the year ended
December
31, 2024. That result compares with a 14.44% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 135,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2060 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.62% for the year ended December 31, 2024. That result compares
with a 14.44% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1A 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 135,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2060 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.61% for the year ended December 31, 2024. That result compares
with a 14.44% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 2 2	15.61%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares
were
first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 135,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (perce n t of net assets)
American Funds IS 2060 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.62% for the year ended December 31, 2024. That result compares with a 14.44% gain for the S&P Target Date 2060 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 4 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 135,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.90% for the year ended December 31, 2024. That result compares
with a 14.32% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 153,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio ho ldings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.90% for the year ended December 31, 2024. That result
compares with a 14.32% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1A 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 153,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.90% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 2 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 153,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.90% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite
uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 4 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 153,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio ho ldings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.80% for the year ended December 31, 2024. That result
compares with a 14.30% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 53,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.80% for the year ended December 31, 2024. That result compares with a 14.30% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw
returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1A 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 53,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fu n d statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.80% for the year ended December 31, 2024. That result
compares
with a 14.30% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 2 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 53,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.80% for the year ended December 31, 2024. That result compares with a 14.30% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 4 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 53,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs fo r the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.87% for the year ended December 31, 2024. That result compares
with a 13.58% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nual to
tal returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions a
re reinv
ested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund sta tistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.87% for the year ended December 31, 2024.
That
result compares with a 13.58% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1A 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.87% for the year ended December 31, 2024. That result compares with a 13.58% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 2 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.87% for the year ended December 31, 2024. That result compares with a 13.58% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 ye ar	Since inception 1
American Funds IS 2045 Target Date Fund - Class 4 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® IS 2040 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund c osts for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the
S&P
Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
ret
urns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 276,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percen t of net assets)
American Funds® IS 2040 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,0 0 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annu
a
l total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1A 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 276,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type ( per cent of net assets)
American Funds® IS 2040 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 2 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are rein
v
ested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 276,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2040 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 14.77% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
to
tal returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 4 2	14.77%	16.03%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Material Change Date	Jan. 01, 2024
Net Assets	$ 276,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class 4 shares increased from 0.03% to 0.51% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets as well as an increase in other expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/AFIS-literature-4
or upon request at

(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
American Funds IS 2035 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 12.60% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1 2	12.60%	8.11%	8.56%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds IS 2035 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 12.51% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1A 2	12.51%	8.09%	8.55%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds IS 2035 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 12.51% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 2 2	12.51%	8.09%	8.55%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds IS 2035 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.04% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 4 2	12.04%	7.70%	8.16%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refle ct fee w
aivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds IS 2030 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 10.87% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1 2	10.87%	6.83%	7.21%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. W
h
en applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2030 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 10.78% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1A 2	10.78%	6.81%	7.19%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect app lic
able fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2030 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 10.87% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
u
rns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 2 2	10.87%	6.83%	7.21%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2030 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 10.30% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tota
l
returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 4 2	10.30%	6.40%	6.78%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2025 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflec
t f
ee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2025 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1A 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2025 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 2 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expens
e
s. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2025 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 8.52% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 4 2	8.52%	5.48%	5.82%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offer
e
d on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 3,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2020 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.96% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1 2	8.96%	5.52%	5.79%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 11,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.06% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1A 2	9.06%	5.54%	5.81%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index
Services
Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 11,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.96% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 2 2	8.96%	5.52%	5.79%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 11,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 8.45% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 4 2	8.45%	5.04%	5.32%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 11,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%

American Funds® IS 2015 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S
&P
Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 75,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.

American Funds IS 2015 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1A 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 75,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.

American Funds IS 2015 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 2 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 75,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.

American Funds IS 2015 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.88% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 4 2	7.88%	4.72%	5.00%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as
required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as
required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 75,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.

American Funds IS 2010 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 567,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%

American Funds® IS 2010 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1A 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 567,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%

American Funds® IS 2010 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 2 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 567,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%

American Funds® IS 2010 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.62% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 4 2	7.62%	4.42%	4.68%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 567,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%

[1]	Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.